Exhibit 99.2

ABS-15G Explanatory Notes

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the original lender on the assets. (For columns c-f)

Data about “Total Assets in ABS by Originator” is based on outstanding principal balances of assets in the ABS at the time of the securitization and includes pre-funded assets. (For columns d-f)

Assets included in “Assets That Were Subject of Demand” include (i) assets where a demand was made during the reporting period or (ii) where a demand was made prior to the reporting period and there was activity occurring during the reporting period. (For columns g-i). The outstanding principal balance of each asset in these columns (and all columns to the right) is as of the end of the reporting period or reflects the most recent balance available for assets that remain in the pool at that time; if an asset has been charged off, liquidated or otherwise removed from the pool prior to or during a reporting period, the corresponding outstanding principal balance used in calculating columns (h) through (x) is zero.

“Assets that were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made. (For columns j-l)

“Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved during the reporting period but such action has not been completed, and are shown without regard to cure period status. (For columns m-o)

“Demand in Dispute” includes assets for which a decision to dispute the demand was made during the reporting period and assets for which the securitizer made, or intended to make, during the reporting period a request for further information about a demand previously presented. If a demand has been rejected, it will not be considered to be in dispute absent a subsequent communication or other indication that the demand remains in dispute. (For columns p-r) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand, which demand may have been withdrawn in connection with a settlement. (For columns s-u)

“Demands Rejected” shows assets where a repurchase demand has been rejected by the securitizer or by any other party that would be obligated to repurchase the asset if the claim had been valid. (For columns v-x)

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent activity or status during the reporting period. No asset is included in the information provided unless at least one activity described above occurred during the reporting period.